Employee benefit plans (Information Regarding Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Japanese plans
Change in benefit obligation
Benefit obligation at beginning of year	¥ 1,912,156	¥ 1,721,225
Service cost	89,443	78,611	¥ 73,256
Interest cost	8,800	17,509	21,746
Plan participants' contributions	923	898
Plan amendments	(21)	(489)
Net actuarial (gain) loss	(45,783)	160,983
Acquisition and other	30,622	(138)
Benefits paid	(65,642)	(66,443)
Benefit obligation at end of year	1,930,498	1,912,156	1,721,225
Change in plan assets
Balance at beginning of year	1,369,236	1,447,802
Actual return on plan assets	81,600	(94,669)
Acquisition and other	30,266	(88)
Employer contributions	39,692	53,060
Plan participants' contributions	923	898
Benefits paid	(37,828)	(37,767)
Balance at end of year	1,483,889	1,369,236	1,447,802
Funded status	446,609	542,920
Foreign Plans
Change in benefit obligation
Benefit obligation at beginning of year	963,255	976,930
Service cost	41,733	47,544	41,147
Interest cost	35,593	40,340	37,993
Plan participants' contributions	436	404
Plan amendments	(996)	(573)
Net actuarial (gain) loss	22,220	(22,332)
Acquisition and other	(18,778)	(63,107)
Benefits paid	(17,439)	(15,951)
Benefit obligation at end of year	1,026,024	963,255	976,930
Change in plan assets
Balance at beginning of year	692,801	713,528
Actual return on plan assets	74,760	11,042
Acquisition and other	(11,960)	(45,801)
Employer contributions	15,925	25,612
Plan participants' contributions	436	404
Benefits paid	(13,656)	(11,984)
Balance at end of year	758,306	692,801	¥ 713,528
Funded status	¥ 267,718	¥ 270,454